OTHER OPERATING INCOME	12 Months Ended
Mar. 31, 2021
OTHER OPERATING INCOME
OTHER OPERATING INCOME

18. OTHER OPERATING INCOME

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB

Guarantee income (Note 13)	—	—	44,471	207,825
Government grant	—	—	11,572	15,392
VAT in super deduction	—	1,925	—	—
Waiver of operating payables	—	—	—	2,010
Income from sale of loan recognized as a result of payment under the guarantee without recourse	—	—	—	21,119
	—	1,925	56,043	246,346

From 2019, in accordance with “the Notice of Regulations on Deepening the Reform of Value-Added Tax Reform” and relevant government policies announced by the Ministry of Finance, the State Administration of Taxation and the General Administration of Customs of China, several subsidiaries of the Company, is allowed to enjoy additional 10% VAT-in deduction for any services it purchased (“VAT-in super deduction”) from April 1, 2019 to December 31, 2021. The VAT-in super deduction is considered as operating given that all VAT-in were derived from the purchases for that subsidiaries’ daily operations in nature, and therefore is presented in “Other operating income” in the Consolidation Statements of Comprehensive Loss.